Note 17 - Financial Instruments	6 Months Ended
Jun. 30, 2014
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
17.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans, accounts payable due to suppliers, termination fee outstanding (see Note 18), warrants granted to third parties (Note 11) and an interest rate swap agreement.

a)
Interest rate risk: The Company is subject to market risks relating to changes in interest rates because it has floating rate debt outstanding under its loan agreement with Alpha Bank on which it pays interest based on LIBOR plus a margin (Note 9). In order to manage part or whole of its exposure to changes in interest rates due to this floating rate indebtedness, the Company might enter into interest rate swap agreements. Currently the only interest rate swap arrangement of the Company is not pegged to a floating interest rate. Furthermore the Company is exposed to floating interest rates in relation to the outstanding balance of the termination fee outstanding (see Note 18).

b)
Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c)
Fair value: The carrying values of cash and cash equivalents, restricted cash, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The Company considers its creditworthiness when determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The carrying value of the termination fee outstanding approximates its fair value as this represents an interest bearing liability pegged to floating Libor rates. The fair value of interest rate swaps is determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The fair value of warrants is determined using the Cox, Ross and Rubinstein Binomial methodology (Note 11).

Besides the other financial instruments mentioned above, the Company holds a position in an interest rate swap with Alpha Bank and warrants issued in connection with the Company’s follow-on offering that closed on June 11, 2014 (Note 11).

The estimated fair value of the Company's interest rate swap outstanding as at December 31, 2013 and June 30, 2014 is depicted in the following table:

Counterparty	SWAP Number (Nr)	Notional Amount	Period (Years)	Effective Date	Interest Rate Payable	Fair Value - Liability
		June 30, 2014				December 31, 2013	June 30, 2014
ALPHA BANK	1	$20,000	7	March 30, 2008	10.85%	(1,697)	(1,134)

The Company entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fixed the interest rates based on predetermined ranges in current LIBOR rates. As of December 31, 2013 and June 30, 2014, the Company's outstanding interest rate swap had a notional amount of $20,000.

The Company entered into an agreement with Alpha Bank relating to the Alpha Bank Swap, according to which, the Company has pledged an amount of $1,294 as of June 30, 2014 to an account controlled by Alpha Bank as a cash collateral for the repayment of interest of the Alpha Bank Swap.

The estimated fair value of the Company's outstanding warrants as at December 31, 2013 and June 30, 2014, is depicted in the following table:

Warrants Outstanding	Term	Warrant Exercise Price	Fair Value – Liability
June 30, 2014			December 31, 2013	June 30, 2014
5,330,000	5 years	$2.50	-	(7,157)

At June 30, 2014, the Company had 5,330,000 warrants outstanding, issued in connection with the Company’s follow-on offering that closed on June 11, 2014 (Note 11).

The following table presents the Fair Value of those financial liabilities measured at fair value on a recurring basis, analyzed by fair value measurement hierarchy level as of December 31, 2013 and June 30, 2014 respectively:

As of December 31, 2013		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$1,697	-	$1,697	$-

As of June 30, 2014		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$1,134	-	$1,134	$-
Warrants	$7,157	-	$-	$7,157

The Company's interest rate swaps did not qualify for hedge accounting. The Company marks to market the fair market value of its financial instruments measured at Fair Value at the end of every period and reflects the resulting unrealized gain or loss during the period in "Net loss on financial instruments" in the statement of comprehensive income as well as presents the fair value at the end of each period in the balance sheet. The major unobservable input in connection with the valuation of the Company’s warrants is the volatility used in the valuation model (Note 11), which is approximated by using a 5-year trailing average of the Company’s share price. The volatility that has been applied in the warrant valuation as of June 30, 2014 was 90.49%. A 5% increase in the volatility applied would lead to an increase of 2.0% in the Fair Value of the warrants.

Information on the location and amounts of financial instruments fair values in the balance sheet and financial instrument losses in the statement of comprehensive income are presented below:

Liability Financial Instruments
	December 31, 2013				June 30, 2014
Financial Instruments not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Financial instruments	$1,135	Non-Current liabilities –Financial instruments	$562	Current liabilities – Financial instruments	$1,134	Non-Current liabilities – Financial instruments	$-
Warrants	-	$-	-	$-	-	$-	-	$7,157

Financial Instruments not designated as hedging instruments	Location in Statement of Comprehensive Income	June 30, 2013	June 30, 2014
Interest rate swaps- change in fair value	Gain on financial instruments included under ‘Net loss on financial instruments’	$1,388	$563
Interest rate swaps– realized loss	Net loss on derivative financial instruments	$(1,448)	$(564)
Warrants- change in fair value	Loss on financial instruments included under ‘Net loss on financial instruments’	$-	$(679)
Total		$(60)	$(680)